1
Gabelli Automation ETF
Schedule of Investments — September 30, 2024 (Unaudited)
Shares Market Value
COMMON STOCKS – 100 .0%
Aerospace and Defense – 5 .8%
5,999
Allient Inc. ...............................................
$ 113,921
2,142
Mercury Systems Inc.† ...........................
79,254
182
Northrop Grumman Corp. .......................
96,109
289,284
Building and Construction – 1 .9%
1,245
Johnson Controls International plc .........
96,624
Computer Integrated Systems Design – 1 .9%
4,030
Kyndryl Holdings Inc.† ............................
92,609
Computer Programming, Data Processing, Etc. – 2 .9%
876
Alphabet Inc., Cl. A .................................
145,285
Computer Software and Services – 1 .5%
12,037
3D Systems Corp.† ................................
34,185
2,858
NCR Voyix Corp.† ...................................
38,783
72,968
Consumer Products – 4 .7%
1,362
Spectrum Brands Holdings Inc. ..............
129,581
2,175
The AZEK Co. Inc.† ................................
101,790
231,371
Consumer Services – 4 .7%
496
Amazon.com Inc.† ..................................
92,420
6,938
Resideo Technologies Inc.† ....................
139,731
232,151
Diversified Industrial – 4 .9%
2,106
GXO Logistics Inc.† ................................
109,659
6,428
L.B. Foster Co., Cl. A† ............................
131,324
240,983
Electric Lighting & Wiring Equipment – 4 .3%
2,563
AZZ Inc. ..................................................
211,729
Electronic & Other Electrical Equipment – 5 .7%
422
Axcelis Technologies Inc.† ......................
44,247
2,190
Emerson Electric Co. ..............................
239,520
283,767
Electronics – 5 .3%
1,073
Itron Inc.† ................................................
114,607
4,397
Kimball Electronics Inc.† ........................
81,389
316
Texas Instruments Inc. ............................
65,276
261,272
Energy and Utilities – 4 .8%
1,243
Halliburton Co. ........................................
36,109
919
Occidental Petroleum Corp. ....................
47,365
4,028
Oceaneering International Inc.† .............
100,177
8,152
RPC Inc. .................................................
51,847
235,498
Environmental Services – 3 .0%
733
Republic Services Inc. ............................
147,216
Shares Market Value
Equipment and Supplies – 6 .5%
1,194
AMETEK Inc. ..........................................
$ 205,022
1,200
Tennant Co. .............................................
115,248
320,270
Fabricated Structural Metal Products – 0 .7%
1,171
Proto Labs Inc.† .....................................
34,392
Financial Services – 5 .2%
1,120
Intercontinental Exchange Inc. ...............
179,916
480
Nasdaq Inc. .............................................
35,045
1,428
NCR Atleos Corp.† .................................
40,741
255,702
General Industrial Machinery & Equipment – 3 .4%
1,881
Flowserve Corp. ......................................
97,229
3,048
Matthews International Corp., Cl. A ........
70,714
167,943
Industrial Instruments For Measurement, Display, and
Control – 2 .1%
1,343
Fortive Corp. ...........................................
106,003
Measuring & Controlling Devices, NEC – 4 .1%
762
Rockwell Automation Inc. ........................
204,567
Metals & Mining – 7 .0%
929
Agnico Eagle Mines Ltd. .........................
74,840
4,851
Barrick Gold Corp. ..................................
96,486
1,303
Cameco Corp. .........................................
62,231
2,119
Newmont Corp. .......................................
113,261
346,818
Prepackaged Software – 13 .0%
378
Aspen Technology Inc.† ..........................
90,274
1,095
Check Point Software Technologies
Ltd.† ...................................................
211,127
6,708
N-able Inc.† ............................................
87,606
854
Oracle Corp. ...........................................
145,522
618
PTC Inc.† ................................................
111,648
646,177
Pumps & Pumping Equipment – 3 .6%
1,199
ITT Inc. ....................................................
179,262
Wholesale-Durable Goods – 3 .0%
144
WW Grainger Inc. ...................................
149,589
TOTAL INVESTMENTS — 100.0%
(cost $4,389,199) ....................................
$ 4,951,480
† Non-income producing security.